Average Annual Total Returns - FidelitySmallCapEnhancedIndexFund-PRO - FidelitySmallCapEnhancedIndexFund-PRO - Fidelity Small Cap Enhanced Index Fund	Apr. 29, 2023
Fidelity Small Cap Enhanced Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.28%)
Past 5 years	4.66%
Past 10 years	9.03%
Fidelity Small Cap Enhanced Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.18%)
Past 5 years	2.77%
Past 10 years	7.26%
Fidelity Small Cap Enhanced Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.10%)
Past 5 years	3.60%
Past 10 years	7.11%
RS002
Average Annual Return:
Past 1 year	(20.44%)
Past 5 years	4.13%
Past 10 years	9.01%